CONSOLIDATED CONDENSED BALANCE SHEETS (UNAUDITED) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Current Assets
Cash	$ 0	$ 5,806
Total Current Assets	0	5,806
Fixed Assets
Furniture and equipment net of depreciation (Note 3)	530,831	1,060,942
Other Assets
Other assets	735,935	181,917
TOTAL ASSETS	1,256,766	1,248,665
Current Liabilities
Accounts Payable	241,528	57,405
Other Current Liabilities	0	60,000
Accrued Interest Payable	53,904	17,905
Due to related party ( Note 7)	24,079	25,930
Notes Payable (Note 8)	331,980	305,900
Convertible Notes Payable( Note 9)	749,600	671,200
Total Current Liabilities	1,401,091	1,138,340
TOTAL LIABILITIES	1,401,091	1,138,340
STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock, $.001 par value 10,000,000,000 Authorized 435,239,703 Issued and Outstanding at January 31, 2022 and 77,654,000 at January 31, 2021	435,240	77,654
Additional paid-in-capital	13,649,857	1,479,135
Accumulated deficit	(14,230,835)	(1,447,877)
Total Stockholders’ Equity (Deficit)	(144,325)	110,325
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,256,766	1,248,665
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	53	53
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	600	600
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	$ 760	$ 760